AAM Transformers ETF
Schedule of Investments
July 31, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 7.5%
1,926	Alphabet, Inc. - Class A (a)	$255,619
4,639	Bilibili, Inc. - ADR (a)	88,466
3,578	Bumble, Inc. - Class A (a)	66,264
876	Meta Platforms, Inc. - Class A (a)	279,094
2,522	Pinterest, Inc. - Class A (a)	73,113
4,754	ROBLOX Corporation - Class A (a)	186,594
2,548	Sea, Ltd. - ADR (a)	169,493
1,396	Take-Two Interactive Software, Inc. (a)	213,504
3,535	Tencent Holdings, Ltd. - ADR	162,398
3,643	TripAdvisor, Inc. (a)	67,942
2,239	ZoomInfo Technologies, Inc. (a)	57,251
		1,619,738
	Consumer Discretionary - 15.7%
1,930	Amazon.com, Inc. (a)	258,002
2,398	BYD Company, Ltd. - ADR	171,097
11,600	Coupang, Inc. (a)	210,540
2,119	Dutch Bros, Inc. - Class A (a)	65,710
697	Etsy, Inc. (a)	70,850
9,606	Fisker, Inc. (a)	59,269
2,045	Global-e Online, Ltd. (a)	92,127
5,145	Li Auto, Inc. - ADR (a)	220,206
8,960	Lucid Group, Inc. (a)	68,186
8,784	Luminar Technologies, Inc. (a)	65,002
4,853	Meituan - ADR (a)	185,336
117	MercadoLibre, Inc. (a)	144,852
4,310	MINISO Group Holding, Ltd. - ADR	90,553
3,474	Mobileye Global, Inc. - Class A (a)	132,637
4,629	Naspers, Ltd. - ADR	181,179
9,399	NIO, Inc. - ADR (a)	143,805
1,028	Ollie’s Bargain Outlet Holdings, Inc. (a)	74,921
2,179	PDD Holdings, Inc. - ADR (a)	195,718
21,587	Polestar Automotive Holding UK plc - Class A - ADR (a)	96,710
10,693	Prosus NV - ADR	169,591
4,089	Rivian Automotive, Inc. - Class A (a)	113,020
1,121	Tesla, Inc. (a)	299,789
2,066	Trip.com Group, Ltd. - ADR (a)	84,789
8,409	XPeng, Inc. - ADR (a)	175,916
		3,369,805
	Financials - 5.7%
3,773	Affirm Holdings, Inc. (a)	73,159
5,512	AvidXchange Holdings, Inc. (a)	68,404
3,023	Block, Inc. (a)	243,442
6,795	Dlocal, Ltd. (a)	103,080
252	FleetCor Technologies, Inc. (a)	62,725
1,894	Flywire Corporation (a)	64,661
12,231	Marqeta, Inc. - Class A (a)	68,249
6,993	Pagseguro Digital, Ltd. - Class A (a)	79,441
3,083	Remitly Global, Inc. (a)	59,440
5,466	StoneCo, Ltd. - Class A (a)	79,202
2,807	Toast, Inc. - Class A (a)	61,951
1,044	Visa, Inc. - Class A	248,190
		1,211,944
	Industrials - 14.0%
4,061	ABB, Ltd. - ADR	162,440
596	AeroVironment, Inc. (a)	56,775
4,416	Airbus SE - ADR	162,553
1,269	AMETEK, Inc.	201,263
307	Axon Enterprise, Inc. (a)	57,080
4,106	Bloom Energy Corporation - Class A (a)	73,333
1,123	Boeing Company (a)	268,229
6,522	ChargePoint Holdings, Inc. (a)	56,480
485	Chart Industries, Inc. (a)	88,348
1,030	Eaton Corporation plc	211,480
4,538	Embraer SA - ADR (a)	70,974
2,514	Fluence Energy, Inc. (a)	73,509
11,255	Full Truck Alliance Company, Ltd. - Class A - ADR (a)	84,300
23,519	Grab Holdings, Ltd. - Class A (a)	90,078
365	HEICO Corporation	64,233
810	Hexcel Corporation	57,251
6,743	Plug Power, Inc. (a)	88,468
12,075	Rocket Lab USA, Inc. (a)	88,993
652	Rockwell Automation, Inc.	219,261
38,809	Rolls-Royce Holdings plc - ADR (a)	90,813
4,067	Safran SA - ADR	169,065
4,276	Schneider Electric SE - ADR	152,226
3,162	Sunrun, Inc. (a)	60,015
1,769	Symbotic, Inc. (a)	112,402
4,824	Uber Technologies, Inc. (a)	238,595
		2,998,164
	Information Technology - 53.9% (b)
553	Adobe, Inc. (a)	302,032
2,037	Advanced Micro Devices, Inc. (a)	233,033
1,503	Allegro MicroSystems, Inc. (a)	77,570
777	Ambarella, Inc. (a)	64,817
589	ANSYS, Inc. (a)	201,497
368	Appfolio, Inc. - Class A (a)	66,457
1,323	Apple, Inc.	259,903
1,179	Arista Networks, Inc. (a)	182,851
2,665	Asana, Inc. - Class A (a)	64,706
205	ASML Holding NV	146,864
821	Atlassian Corporation - Class A (a)	149,373
943	Autodesk, Inc. (a)	199,907
365	Axcelis Technologies, Inc. (a)	73,175
554	BILL Holdings, Inc. (a)	69,438
298	Broadcom, Inc.	267,798
836	Cadence Design Systems, Inc. (a)	195,632
1,156	Calix, Inc. (a)	52,147
1,796	Canadian Solar, Inc. (a)	64,943
11,781	Chindata Group Holdings, Ltd. - ADR (a)	94,955
1,231	Ciena Corporation (a)	51,948
2,716	Cloudflare, Inc. - Class A (a)	186,779
1,517	Coherent Corporation (a)	71,845
1,712	Confluent, Inc. - Class A (a)	59,132
3,592	Credo Technology Group Holding, Ltd. (a)	60,956
1,266	Crowdstrike Holdings, Inc. - Class A (a)	204,662
476	CyberArk Software, Ltd. (a)	79,021
1,939	Datadog, Inc. - Class A (a)	226,320
1,429	DigitalOcean Holdings, Inc. (a)	70,764
1,688	DoubleVerify Holdings, Inc. (a)	71,065
1,124	Dynatrace, Inc. (a)	61,472
817	Elastic NV (a)	54,290
3,100	EngageSmart, Inc. (a)	58,776
1,058	Enphase Energy, Inc. (a)	160,636
551	Entegris, Inc.	60,450
2,710	Extreme Networks, Inc. (a)	72,059
927	First Solar, Inc. (a)	192,260
842	Five9, Inc. (a)	73,885
1,878	FormFactor, Inc. (a)	69,786
2,819	Fortinet, Inc. (a)	219,093
3,779	Freshworks, Inc. - Class A (a)	70,516
1,757	Gitlab, Inc. - Class A (a)	87,200
3,243	GLOBALFOUNDRIES, Inc. (a)	206,547
373	Globant SA (a)	65,174
1,708	HashiCorp, Inc. - Class A (a)	50,574
365	HubSpot, Inc. (a)	211,901
567	Impinj, Inc. (a)	37,774
3,951	Infineon Technologies AG - ADR	174,002
558	Intuit, Inc.	285,529
848	Itron, Inc. (a)	66,712
3,220	Jamf Holding Corporation (a)	69,938
1,680	JinkoSolar Holding Company, Ltd. - ADR (a)	71,316
2,292	Lasertec Corporation - ADR (a)	69,127
747	Lattice Semiconductor Corporation (a)	67,932
4,731	Lightspeed Commerce, Inc. (a)	83,171
3,189	Marvell Technology, Inc.	207,700
719	Microsoft Corporation	241,526
613	MKS Instruments, Inc.	66,921
410	Monday.com, Ltd. (a)	74,120
507	MongoDB, Inc. (a)	214,664
388	Monolithic Power Systems, Inc.	217,082
638	Nova, Ltd. (a)	79,074
611	NVIDIA Corporation	285,514
805	Okta, Inc. (a)	61,872
2,209	ON Semiconductor Corporation (a)	238,020
1,684	Open Text Corporation	72,328
2,265	Oracle Corporation	265,526
887	Palo Alto Networks, Inc. (a)	221,715
669	Power Integrations, Inc.	64,987
942	Procore Technologies, Inc. (a)	71,451
607	Qorvo, Inc. (a)	66,782
927	Rambus, Inc. (a)	58,039
1,124	Salesforce, Inc. (a)	252,911
2,436	Samsara, Inc. - Class A (a)	68,062
4,401	SentinelOne, Inc. - Class A (a)	73,365
440	ServiceNow, Inc. (a)	256,520
2,599	Shopify, Inc. - Class A (a)	175,640
401	Silicon Laboratories, Inc. (a)	59,805
1,222	Smartsheet, Inc. - Class A (a)	54,257
1,094	Snowflake, Inc. - Class A (a)	194,415
247	SolarEdge Technologies, Inc. (a)	59,641
1,366	Sprout Social, Inc. - Class A (a)	78,053
271	Super Micro Computer, Inc. (a)	89,503
424	Synopsys, Inc. (a)	191,563
1,533	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	151,997
578	Teradyne, Inc.	65,279
3,245	UiPath, Inc. - Class A (a)	58,670
1,908	Unity Software, Inc. (a)	87,463
398	Universal Display Corporation	58,060
1,205	Wolfspeed, Inc. (a)	79,409
898	Workday, Inc. - Class A (a)	212,943
606	Workiva, Inc. (a)	63,806
1,345	Zscaler, Inc. (a)	215,711
		11,544,104
	Materials - 1.2%
922	Albemarle Corporation	195,722
2,359	Livent Corporation (a)	58,079
		253,801
	Utilities - 1.8%
2,933	AES Corporation	63,441
2,854	Atlantica Sustainable Infrastructure plc	68,839
949	NextEra Energy Partners LP	51,673
691	Ormat Technologies, Inc.	56,178
12,886	ReNew Energy Global plc - Class A (a)	79,893
3,305	Sunnova Energy International, Inc. (a)	58,366
		378,390
	TOTAL COMMON STOCKS (Cost $18,350,926)	21,375,946

	SHORT-TERM INVESTMENTS - 0.2%
42,928	Invesco Government & Agency Portfolio, Institutional Class - 5.18% (c)	42,928
	TOTAL SHORT-TERM INVESTMENTS (Cost $42,928)	42,928
	TOTAL INVESTMENTS (Cost $18,393,854) - 100.0%	21,418,874
	Liabilities in Excess of Other Assets - (0.0)% (d)	(7,081)
	TOTAL NET ASSETS - 100.0%	$21,411,793

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of July 31, 2023.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

AAM Transformers ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,375,946	$-	$-	$21,375,946
Short-Term Investments	42,928	-	-	42,928
Total Investments in Securities	$21,418,874	$-	$-	$21,418,874
^See Schedule of Investments for breakout of investments by sector classifications.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.